PENSION AND POST-RETIREMENT BENEFIT PLANS - Expected Future Benefit Payment (Details) $ in Thousands	Dec. 31, 2024 USD ($)
United States | Pension
Defined Benefit Plan Disclosure [Line Items]
2025	$ 1,662
2026	303
2027	269
2028	439
2029	238
2030-2034	922
Net amount recognized, end of year	3,833
United States | Post-Retirement
Defined Benefit Plan Disclosure [Line Items]
2025	444
2026	415
2027	395
2028	378
2029	365
2030-2034	1,544
Net amount recognized, end of year	3,541
International | Pension
Defined Benefit Plan Disclosure [Line Items]
2025	16,067
2026	16,886
2027	17,798
2028	18,669
2029	19,568
2030-2034	112,082
Net amount recognized, end of year	$ 201,070